Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

These unaudited condensed consolidated interim financial statements have been prepared on historical cost basis except for certain financial instruments and defined benefit plans which are measured at fair value or amortized cost at the end of each reporting period. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. All assets and liabilities have been classified as current and non-current as per the Group’s normal operating cycle. Based on the nature of services rendered to customers and time elapsed between deployment of resources and the realization in cash and cash equivalents of the consideration for such services rendered, the Group has considered an operating cycle of 12 months.

The statement of cash flows has been prepared under indirect method, whereby profit or loss is adjusted for the effects of transactions of a non-cash nature, any deferrals or accruals of past or future operating cash receipts or payments and items of income or expense associated with investing or financing cash flows. The cash flows from operating, investing and financing activities of the Group are segregated. The Group considers all highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value to be cash equivalents.

The functional and reporting currency of the Company and Group is “INR” and “USD”, respectively and all amounts, are rounded with two decimals, unless otherwise stated. The consolidated financial statements have been prepared under the historical cost convention.

The material accounting policy information used in preparation of the unaudited condensed consolidated interim financial statements have been discussed in the respective notes

Basis of preparation

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) applicable to companies reporting under IFRS. The financial statements comply with IFRS as issued by the International Accounting Standards Board (“IASB”).

The accounting policies used for the preparation of these consolidated financial statements are based upon the application of IFRS 1.D17, which results in assets and liabilities being measured at the same carrying amount as in the standalone financial statements of subsidiaries for the year ended March 31, 2025, March 31, 2024 and for the year ended March 31, 2023 after adjusting for consolidation and equity accounting adjustments and for the effects of the business combination in which the entity acquired the subsidiary.

The functional and reporting currency of the Company and Group is “INR” and “USD”, respectively and all amounts, are rounded with two decimals, unless otherwise stated. The consolidated financial statements have been prepared under the historical cost convention.

Basis of Consolidation

Basis of Consolidation

The Company consolidates all entities which are controlled by it. The subsidiaries considered in the preparation of these consolidated financial statements are:

	% Shareholding and Voting Power
Name of Subsidiary	Country of Incorporation	As of September 30, 2025	As of March 31, 2025
Lytus Technologies Private Limited	India	100%	100%
Lytus Sri Sai Networks Private Limited*	India	51%	51%
*	On April 24, 2025, Sri Sai Cable and Broadband Private Limited was renamed Lytus Sri Sai Networks Private Limited. This marked a key step in Lytus’ growth strategy in India. As part of this transition, Srinivas Palle, who controlled Sri Sai, was appointed Managing Director, while Pawan Singhal was appointed as its Chief Operating Officer. The Company plans to make significant investments in infrastructure, digital platforms, and acquisitions to expand last-mile connectivity across urban and rural markets. Sri Sai serves over 4 million active users and is focused on broadband modernization, strategic acquisitions, and launching new service offerings.

Note: On June 18, 2022, Share Transfer Agreement was entered into in respect of the shares of Lytus Health. On February 27, 2023, the Board has approved the pending fiscal integration and control of Lytus Health with effect from January 1, 2023 and as of March 31, 2023, the Company owns 100% of the equity interest of Lytus Health. On January 1, 2023, the Company acquired 1,000 common shares of Lytus Health for an aggregate price of $1,000 ($1 per share). As of March 31, 2023, the Company owns 100% of the outstanding equity of Lytus Health. Lytus Health is incorporated in Delaware and has no operations at present; however, it has been deconsolidated effective April 1, 2023.

These Consolidated Condensed Interim Financial Statements are prepared in accordance with IFRS 10 “Consolidated Financial Statements”.

Subsidiaries are entities controlled by the Company. Control is achieved where the Company has existing rights that give it the current ability to direct the relevant activities that affect the Company’s returns and exposure or rights to variable returns from the entity. Subsidiaries are consolidated from the date of their acquisition, being the date on which the group obtains control, and continue to be consolidated until the date that such control ceases.

The consolidated financial statements of the Company and its subsidiaries are combined on a line-by-line basis by adding together the book values of like items of assets, liabilities, income and expenses. Intra-group balances and transactions and any unrealized profits or losses arising from intra group transaction, are eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Non-controlling interests (NCI) in the net assets of consolidated subsidiaries are identified separately from the Group’s equity. Non-controlling interests consist of the amount of those interests at the date of the acquisition and the non-controlling shareholders’ share of changes in equity since the date of the acquisition.

Basis of Consolidation

The subsidiaries considered in the preparation of these consolidated financial statements are:

	% Shareholding and Voting Power
Name of Subsidiary	Country of Incorporation	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
Lytus Technologies Private Limited	India	100%	100%	100%
Lytus Sri Sai Networks Private Limited*	India	51%	51%	51%
Lytus Technologies Inc.	United States	-	-	100%
*	On April 24, 2025, Sri Sai Cable and Broadband Private Limited was renamed Lytus Sri Sai Networks Private Limited. This marked a key step in Lytus’ growth strategy in India. As part of this transition, Srinivas Palle, who controlled Sri Sai, was appointed Managing Director, while Pawan Singhal was appointed as its Chief Operating Officer. The Company plans to make significant investments in infrastructure, digital platforms, and acquisitions to expand last-mile connectivity across urban and rural markets. Sri Sai serves over 4 million active users and is focused on broadband modernization, strategic acquisitions, and launching new service offerings.

Note: On June 18, 2022, a Share Transfer Agreement was entered into in respect of the acquisition of Lytus Health. On February 27, 2023, the Board has approved the pending fiscal integration and control of Lytus Health effective January 1, 2023, and as of March 31, 2023, the Company owned 100% of the equity interest of Lytus Health. On January 1, 2023, the Company acquired 1,000 common shares of Lytus Health for an aggregate price of $1,000 ($1.00 per share). Lytus Health is incorporated in Delaware and has no operations at present; however, it has been deconsolidated effective April 1, 2023.

These consolidated financial statements are prepared in accordance with IFRS 10 “Consolidated Financial Statements”.

Subsidiaries are entities controlled by the Company. Control is achieved where the Company has existing rights that give it the current ability to direct the relevant activities that affect the Company’s returns and exposure or rights to variable returns from the entity. Subsidiaries are consolidated from the date of their acquisition, being the date on which the group obtains control, and continue to be consolidated until the date that such control ceases.

The consolidated financial statements of the Company and its subsidiaries are combined on a line-by-line basis by adding together the book values of like items of assets, liabilities, income and expenses. Intra-group balances and transactions and any unrealized profits or losses arising from intra group transaction, are eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Non-controlling interests (NCI) in the net assets of consolidated subsidiaries are identified separately from the Group’s equity. Non-controlling interests consist of the amount of those interests at the date of the acquisition and the non-controlling shareholders’ share of changes in equity since the date of the acquisition.

Critical accounting estimates

Critical accounting estimates

The preparation of the consolidated condensed interim financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in note 2.

New, revised or amended Accounting Standards and Interpretations adopted for the six months ended September 30, 2025, are same as adopted for the year ended March 31, 2025.

New, revised or amended Accounting Standards and Interpretations not yet Adopted

The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective.

●	Amendments to IFRS 16 Lease Liability in a sale and Leaseback -*
●	Amendments to IAS 1 Non-current Liabilities with Covenants -*
●	Amendments to IAS 1 Classification of Liabilities - *
●	Amendments to IAS 7 and IFRS 7 Supplier Finance Arrangements -*
●	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates -**
*	Effective for annual periods beginning on or after January 1, 2024.
**	Effective for annual periods beginning on or after January 1, 2025.

IFRS 16 – Lease Liability in a Sale and Leaseback

In September 2022, the IASB issued ‘Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)’ with amendments that clarify how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale. The Group does not expect this amendment to have any significant impact in its financial statements.

IAS 1 — Non-current Liabilities with Covenants

In October 2022, IASB issued ‘Non-current Liabilities with Covenants (Amendments to IAS 1)’ to clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. The Group does not expect the amendments to have any significant impact on its classification of non-current liabilities in its statement of financial position.

IAS 1 – Classification of Liabilities

In January 2020, IASB issued the final amendments in Classification of Liabilities as Current or Non-Current, which affect only the presentation of liabilities in the statement of financial position. They clarify that classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period and align the wording in all affected paragraphs to refer to the “right” to defer settlement by at least twelve months. The classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability. They make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The Group does not expect the amendments to have any significant impact on its presentation of liabilities in its statement of financial position.

IAS 1 — Disclosure of Accounting Policies

In February 2021, IASB issued ‘Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)’ which is intended to help entities in deciding which accounting policies to disclose in their financial statements. The amendments to IAS 1 require entities to disclose their material accounting policies rather than their significant accounting policies. The amendments to IFRS Practice Statement 2 provide guidance on how to apply the concept of materiality to accounting policy disclosures. The Group does not expect this amendment to have any significant impact in its financial statements.

IAS 8 — Definition of Accounting Estimates

In February 2021, IASB issued ‘Definition of Accounting Estimates (Amendments to IAS 8)’ to help entities to distinguish between accounting policies and accounting estimates. The definition of a change in accounting estimates has been replaced with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”. Entities develop accounting estimates if accounting policies require items in financial statements to be measured in a way that involves measurement uncertainty. The Group does not expect this amendment to have any significant impact in its financial statements.

IAS 12 — Income Taxes

In May 2021, IASB issued ‘Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12), which clarify how companies account for deferred tax on transactions such as leases and decommissioning obligations. The amendments narrowed the scope of the recognition exemption in paragraphs 15 and 24 of IAS 12 (recognition exemption) so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. The Group does not expect this amendment to have any significant impact in its financial statements.

The IASB has issued the amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. The effective date of the amendments has yet to be set by the Board. The Group does not expect the amendment to have any impact on its consolidated financial statements.

Amendments to IAS 16 for the proceeds before intended use. The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use. The amendments are effective for annual periods beginning on or after 1 January 2022. The Group does not expect the amendment to have any impact on its consolidated financial statements.

Amendments to IAS 37 for cost of fulfilling a contract. The amendments specify that the cost of fulfilling a contract comprises the costs that relate directly to the contract. The amendments are effective for annual periods beginning on or after 1 January 2022. The Group does not expect the amendment to have any impact on its consolidated financial statements.

IAS 7 and IFRS 7 – Supplier Finance Arrangements

In May 2023, the IASB issued ‘Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)’ which require an entity to provide additional disclosures about supplier finance arrangements. Solely credit enhancements for the entity or instruments used by the entity to settle their dues, are not supplier finance arrangements. Entity will have to disclose information that enables users of financial statements to assess how these arrangements affect its liabilities and cash flows and to understand their effect on an its exposure to liquidity risk and how it might be affected if the arrangements were no longer available to it. The Group does not expect the amendments to have any significant impact on its presentation of liabilities.

IAS 21 – The Effects of Changes in Foreign Exchange Rates

In August 2023, the IASB issued ‘Lack of Exchangeability (Amendments to IAS 21)’ to provide guidance to specify which exchange rate to use when the currency is not exchangeable. An entity must estimate the spot exchange rate as the rate that would have applied to an orderly transaction between market participants at the measurement date and that would faithfully reflect the economic conditions prevailing. The Group does not expect this amendment to have any significant impact in its financial statements.

Critical accounting estimates

The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in note 2.

Current and non-current classification

Current and non-current classification

Assets and liabilities are presented in the statement of financial position based on current and non-current classification.

An asset is classified as current when: it is either expected to be realized or intended to be sold or consumed in normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realized within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.

A liability is classified as current when: it is either expected to be settled in normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current.

The operating cycle is the time between the acquisition of assets for processing and their realization in cash and cash equivalents. The Company has identified twelve months as its operating cycle.

Current and non-current classification

Assets and liabilities are presented in the statement of financial position based on current and non-current classification.

An asset is classified as current when: it is either expected to be realized or intended to be sold or consumed in normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realized within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.

A liability is classified as current when it is either expected to be settled in normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current.

The operating cycle is the time between the acquisition of assets for processing and their realization in cash and cash equivalents. The Company has identified twelve months as its operating cycle.

Basis of Deconsolidation

Basis of Deconsolidation

When events or transactions results in a loss of control over the subsidiary, the assets and liabilities of the subsidiary including any goodwill are derecognized. Amounts previously recognized in the consolidated statements of comprehensive income within “other comprehensive income” in respect of that entity are also reclassified to the consolidated statements of comprehensive income or transferred directly to retained earnings if required by a specific Standard.

Any retained equity interest in the entity is remeasured at fair value. The difference between the carrying amount of the retained interest at the date when control is lost and its fair value is recognized in the consolidated statements of comprehensive income.

Basis of Deconsolidation

When events or transactions results in a loss of control over a subsidiary, the assets and liabilities of the subsidiary, including any goodwill, are derecognised. Amounts previously recognized in the consolidated statements of comprehensive income within “other comprehensive income” in respect of that entity are also reclassified to the consolidated statements of comprehensive income or transferred directly to retained earnings if required by a specific IFRS standard.

Any retained equity interest in the entity is remeasured at fair value. The difference between the carrying amount of the retained interest at the date when control is lost and its fair value is recognized in the consolidated statements of comprehensive income.

Functional and presentation currency

Functional and presentation currency

Items included in the financial statements of the Company are measured using the currency of India (INR) which is the primary economic environment in which the Company operates (‘the functional currency’). The financial statements are presented in United States dollars.

Functional and presentation currency

Items included in the consolidated financial statements of the Company are measured using the currency of India (“INR”), which is the primary economic environment in which the Company operates (the “functional currency”). The consolidated financial statements are presented in United States dollars.

Transactions and balances

Transactions and balances

Foreign currency transactions are translated into the presentation currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. They are deferred in equity if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.

Foreign exchange gains and losses that relate to borrowings are presented in the statement of profit or loss, within finance costs. All other foreign exchange gains and losses are presented in the statement of profit or loss on a net basis within other gains/(losses).

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as of fair value through other comprehensive income are recognized in other comprehensive income.

Transactions and balances

Foreign currency transactions are translated into the presentation currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. They are deferred in equity if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.

Foreign exchange gains and losses that relate to borrowings are presented in the statement of profit or loss, within finance costs. All other foreign exchange gains and losses are presented in the statement of profit or loss on a net basis within other gains/(losses).

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets, such as equities classified at fair value through other comprehensive income (“FVOCI”), are recognized in other comprehensive income.

Financial Instruments

Financial Instruments

Financial Assets

Classification

The Group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through OCI or through profit or loss), and
●	those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows. For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the Company has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI).

The Group reclassifies debt investments when and only when its business model for managing those assets changes.

Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Debt instruments

Subsequent measurement of debt instruments depends on the Group business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the Company classifies its debt instruments:

Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the statement of profit or loss.

FVOCI: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in other gains/(losses). Interest income from these financial assets is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in other gains/(losses) and impairment expenses are presented as separate line item in the statement of profit or loss.

FVPL: Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within other gains/(losses) in the period in which it arises.

Equity instruments

The Group subsequently measures all equity investments at fair value. Where the Group management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as other income when the Group right to receive payments is established.

Changes in the fair value of financial assets at FVPL are recognized in other gains/(losses) in the statement of profit or loss as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.

Impairment

The Group assesses on a forward-looking basis the expected credit loss associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables only, the Company measures the expected credit loss associated with its trade receivables based on historical trend, industry practices and the business environment in which the entity operates or any other appropriate basis. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

Financial Liabilities

Initial Recognition and Measurement

All financial liabilities are recognized initially at fair value and in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Group financial liabilities include trade and other payables, loans, and borrowings including bank overdrafts and derivative financial instruments.

Subsequent measurement

Financial liabilities at amortized cost:

After initial measurement, such financial liabilities are subsequently measured at amortized cost using the effective interest rate (EIR) method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in finance costs in the Statement of Profit and Loss.

Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in the Statement of Profit and Loss over the period of the borrowings using the EIR method.

Trade and Other Payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of the period which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

Financial Guarantee Obligations

The fair value of financial guarantees is determined as the present value of the difference in net cash flows between the contractual payments under the debt instrument and the payments that would be required without the guarantee, or the estimated amount that would be payable to a third party for assuming the obligations. Where guarantees in relation to loans or other payables of subsidiaries, joint ventures or associates are provided for no compensation, the fair values as of the date of transition are accounted for as contributions and recognized as part of the cost of the equity investment.

Share Warrant Liability

The share warrants can be accounted as either equity instruments, derivative liabilities, or liabilities in accordance with IAS 32 — Financial Instruments: Disclosure and Presentation, depending on the specific terms of the warrant agreement. Share warrants are accounted for as a derivative in accordance with IFRS 9 — Financial Instruments if the share warrants contain terms that could potentially require “net cash settlement” and therefore, do not meet the scope exception for treatment as a derivative. Share Warrant instruments that could potentially require “net cash settlement” in the absence of express language precluding such settlement are initially classified as financial liabilities at their fair values, regardless of the likelihood that such instruments will ever be settled in cash. The Company will continue to classify the fair value of the warrants that contain “net cash settlement” as a liability until the share warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability.

The outstanding warrants are recognized as a warrant liability on the balance sheet and measured at their inceptions date fair value and subsequently re-measured at each reporting period with change being recognised in the consolidated statements of profit or loss and other comprehensive income.

Financial Instruments

Financial Assets

Classification

The Group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through Other comprehensive Income (OCI) or through profit or loss), and
●	those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows. For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the Company has made an irrevocable election at the time of initial recognition to account for the equity investment at FVOCI.

The Group reclassifies debt investments when and only when its business model for managing those assets changes.

Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on the trade date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (“FVPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Debt instruments

Subsequent measurement of debt instruments depends on the Group business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the Company classifies its debt instruments:

Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the statement of profit or loss.

FVOCI: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in other gains/(losses). Interest income from these financial assets is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in other gains/(losses) and impairment expenses are presented as separate line item in the statement of profit or loss.

FVPL: Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within other gains/(losses) in the period in which it arises.

Equity instruments

The Group subsequently measures all equity investments at fair value, except for investments in subsidiaries, which are accounted for using the cost method. Where the Group management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as other income when the Group right to receive payments is established.

Changes in the fair value of financial assets at FVPL are recognized in other gains/(losses) in the statement of profit or loss as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.

Impairment

The Group assesses on a forward-looking basis the expected credit loss associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables only, the Company measures the expected credit loss associated with its trade receivables based on historical trend, industry practices and the business environment in which the entity operates or any other appropriate basis. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

Financial Liabilities

Initial Recognition and Measurement

All financial liabilities are recognized initially at fair value and in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Group financial liabilities include trade and other payables, loans, and borrowings including bank overdrafts and derivative financial instruments.

Subsequent measurement

Financial liabilities at amortized cost:

After initial measurement, such financial liabilities are subsequently measured at amortized cost using the effective interest rate (“EIR”) method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in finance costs in the Statement of Profit and Loss.

Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in the Statement of Profit and Loss over the period of the borrowings using the EIR method.

Trade and Other Payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of the period which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

Financial Guarantee Obligations

The fair value of financial guarantees is determined as the present value of the difference in net cash flows between the contractual payments under the debt instrument and the payments that would be required without the guarantee, or the estimated amount that would be payable to a third party for assuming the obligations. Where guarantees in relation to loans or other payables of subsidiaries, joint ventures or associates are provided for no compensation, the fair values as of the date of transition are accounted for as contributions and recognized as part of the cost of the equity investment.

Share Warrant Liability

The share warrants can be accounted as either equity instruments, derivative liabilities, or liabilities in accordance with IAS 32 - Financial Instruments: Disclosure and Presentation, depending on the specific terms of the warrant agreement.  Share warrants are accounted for as a derivative in accordance with IFRS 9 – Financial Instruments if the share warrants contain terms that could potentially require “net cash settlement” and therefore, do not meet the scope exception for treatment as a derivative.  Share Warrant instruments that could potentially require “net cash settlement” in the absence of express language precluding such settlement are initially classified as financial liabilities at their fair values, regardless of the likelihood that such instruments will ever be settled in cash.  The Company will continue to classify the fair value of the warrants that contain “net cash settlement” as a liability until the share warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability.

The outstanding warrants shall be recognized as a warrant liability on the balance sheet and measured at their inceptions date fair value and subsequently re-measured at each reporting period with change being recognized in the consolidated statements of profit or loss and other comprehensive income.

Derecognition

Derecognition

Financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

The Group enters into transactions whereby it transfers assets recognized in its statement of financial position but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.

Financial Liability

The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Derecognition

Financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

The Group enters into transactions whereby it transfers assets recognized in its statement of financial position but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.

Financial Liability

The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Income tax

Income tax

The income tax expense or benefit for the period is the tax payable on that period’s taxable income based on the applicable income tax rate for each jurisdiction, adjusted by the changes in deferred tax assets and liabilities attributable to temporary differences, unused tax losses and the adjustment recognized for prior periods, where applicable.

Deferred tax assets and liabilities are recognized for temporary differences at the tax rates expected to be applied when the assets are recovered or liabilities are settled, based on those tax rates that are enacted or substantively enacted, except for:

●	When the deferred income tax asset or liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting nor taxable profits; or
●	When the taxable temporary difference is associated with interests in subsidiaries, associates or joint ventures, and the timing of the reversal can be controlled, and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

The carrying amount of recognized and unrecognized deferred tax assets are reviewed at each reporting date. Deferred tax assets recognized are reduced to the extent that it is no longer probable that future taxable profits will be available for the carrying amount to be recovered. Previously unrecognized deferred tax assets are recognized to the extent that it is probable that there are future taxable profits available to recover the asset.

Deferred tax assets and liabilities are offset only where there is a legally enforceable right to offset current tax assets against current tax liabilities and deferred tax assets against deferred tax liabilities; and they relate to the same taxable authority on either the same taxable entity or different taxable entities which intend to settle simultaneously.

As of six months period ended September 30, 2025 and as of year ended March 31, 2025, the Group had no significant uncertain tax positions that qualify for either recognition or disclosure in the financial statements. The Group recognizes interest and penalties related to significant uncertain income tax positions in other expense. There were no such interest and penalties incurred for the six months period of September 30, 2025 and of September 30, 2024.

From April 1, 2020, the dividend distributed would now be taxable in the hands of the investors, the domestic companies shall not be liable to pay DDT.

Income tax

The income tax expense or benefit for the period is the tax payable on that period’s taxable income based on the applicable income tax rate for each jurisdiction, adjusted by the changes in deferred tax assets and liabilities attributable to temporary differences, unused tax losses and the adjustment recognized for prior periods, where applicable.

Deferred tax assets and liabilities are recognized for temporary differences at the tax rates expected to be applied when the assets are recovered or liabilities are settled, based on those tax rates that are enacted or substantively enacted, except for:

●	When the deferred income tax asset or liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting nor taxable profits; or
●	When the taxable temporary difference is associated with interests in subsidiaries, associates or joint ventures, and the timing of the reversal can be controlled, and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

The carrying amount of recognized and unrecognized deferred tax assets are reviewed at each reporting date. Deferred tax assets recognized are reduced to the extent that it is no longer probable that future taxable profits will be available for the carrying amount to be recovered. Previously unrecognized deferred tax assets are recognized to the extent that it is probable that there are future taxable profits available to recover the asset.

Deferred tax assets and liabilities are offset only where there is a legally enforceable right to offset current tax assets against current tax liabilities and deferred tax assets against deferred tax liabilities; and they relate to the same taxable authority on either the same taxable entity or different taxable entities which intend to settle simultaneously.

As of March 31, 2025, and March 31, 2024, the Group had no significant uncertain tax positions that qualify for either recognition or disclosure in the financial statements. The Group recognizes interest and penalties related to significant uncertain income tax positions in other operating expense. Interest and penalties incurred for the period ended March 31, 2025, amount to $9,450, and there were no such amounts incurred for the year ended March 31, 2024. There were no such interest and penalties incurred for the period ended March 31, 2023.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and demand deposits and other short-term highly liquid investments that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and demand deposits and other short-term highly liquid investments that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

Property and Equipment

Property and Equipment

Property and Equipment assets are carried at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to the Statement of Profit or Loss during the reporting period in which they are incurred.

Capital work in progress (CWIP) includes cost of property and equipment under installation/under development, as of balance sheet date. All project related expenditures related to civil works, machinery under erection, construction and erection materials, preoperative expenditure incidental/attributable to the construction of projects, borrowing cost incurred prior to the date of commercial operations and trial run expenditure are shown under CWIP. Property and Equipment are derecognized from the financial statements, either on disposal or when retired from active use. Gains and losses on disposal or retirement of Property and Equipment are determined by comparing proceeds with carrying amount. These are recognized in the Statement of Profit or Loss.

Property and Equipment

Property and Equipment assets are carried at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to the Statement of Profit or Loss during the reporting period in which they are incurred.

Capital work in progress (“CWIP”) includes cost of property and equipment under installation/under development, as of balance sheet date. All project related expenditures related to civil works, machinery under erection, construction and erection materials, preoperative expenditure incidental/attributable to the construction of projects, borrowing cost incurred prior to the date of commercial operations and trial run expenditure are shown under CWIP. Property and Equipment are derecognized from the financial statements, either on disposal or when retired from active use. Gains and losses on disposal or retirement of Property and Equipment are determined by comparing proceeds with carrying amount. These are recognized in the Statement of Profit or Loss.

Depreciation methods, estimated useful lives and residual value

Depreciation methods, estimated useful lives and residual value

Depreciation is calculated to write off the cost of items of property and equipment less their estimated residual values using the written down method over their estimated useful lives and is generally recognized in profit or loss. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Land is not depreciated.

The estimated useful lives of property and equipment for current and comparative periods are as follows:

Buildings	40 years
Property and equipment	3 – 15 years
Fixtures and fittings	5 – 10 years
Office equipment	5 – 10 years
Plant and Machinery	5 – 10 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Depreciation methods, estimated useful lives and residual value

Depreciation is calculated to write off the cost of items of property and equipment less their estimated residual values using the written down method over their estimated useful lives and is generally recognized in profit or loss. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Land is not depreciated.

The estimated useful lives of property and equipment for current and comparative periods are as follows:

Buildings	40 years
Property and equipment	3-15 years
Fixtures and fittings	5-10 years
Office equipment	5-10 years
Plant and Machinery	5-10 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Fair value measurement

Fair value measurement

When an asset or liability, financial or non-financial, is measured at fair value for recognition or disclosure purposes, the fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; and assumes that the transaction will take place either: in the principal market; or in the absence of a principal market, in the most advantageous market.

Fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming they act in their economic best interests. For non-financial assets, the fair value measurement is based on its highest and best use. Valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, are used, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Fair value measurement

When an asset or liability, financial or non-financial, is measured at fair value for recognition or disclosure purposes, the fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; and assumes that the transaction will take place either: in the principal market; or in the absence of a principal market, in the most advantageous market.

Fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming they act in their economic best interests. For non-financial assets, the fair value measurement is based on its highest and best use. Valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, are used, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Subsequent expenditure

Subsequent expenditure

Subsequent expenditure relating to property, plant and equipment is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the item will flow to the entity and the cost of the item can be measured reliably. All other repair and maintenance expenses are recognised in the consolidated statements of profit or loss and other comprehensive income when incurred.

Subsequent expenditure

Subsequent expenditure relating to property, plant and equipment is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the item will flow to the entity and the cost of the item can be measured reliably. All other repair and maintenance expenses are recognized in the consolidated statements of profit or loss and other comprehensive income when incurred.

Disposal

Disposal

On disposal of an item of property, plant and equipment, the difference between the disposal proceeds and its carrying amount is recognised in the consolidated statements of profit or loss and other comprehensive income.

Disposal

On disposal of an item of property, plant and equipment, the difference between the disposal proceeds and its carrying amount is recognized in the consolidated statements of profit or loss and other comprehensive income.

Intangible Assets

Intangible Assets

Separately purchased intangible assets are initially measured at cost. Intangible assets acquired in a business combination are recognized at fair value at the acquisition date. Subsequently, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any.

The useful lives of intangible assets are assessed as either finite or indefinite. Finite-life intangible assets are amortized on a written down basis over the period of their expected useful lives. Estimated useful lives by major class of finite-life intangible assets are as follow:

Customers acquisition	5 Years
Trademark/Copy rights	5 Years
Computer Software	5 Years
Commercial Rights	5 – 10 years

The amortization period and the amortization method for definite life intangible assets is reviewed annually.

For indefinite life intangible assets, the assessment of indefinite life is reviewed annually to determine whether it continues, if not, it is impaired or changed prospectively basis revised estimates.

Intangible assets with finite lives are assessed for impairment whenever there is an indication that the intangible asset may be impaired. When the recoverable amount of an intangible asset is less than its carrying amount, an impairment loss is recognized.

Goodwill on acquisitions of subsidiaries represents the excess of (i) the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over (ii) the fair value of the identifiable net assets acquired. Goodwill on subsidiaries is recognised separately as intangible assets and carried at cost less accumulated impairment losses. These assets are not amortized but are tested for impairment annually.

Gains and losses on the disposal of subsidiaries include the carrying amount of goodwill relating to the entity sold.

IAS 38 requires an entity to recognize an intangible asset, whether purchased or self-created (at cost) if, and only if: [IAS 38.21]

a.	it is probable that the future economic benefits that are attributable to the asset will flow to the entity; and
b.	the cost of the asset can be measured reliably.

The probability of future economic benefits must be based on reasonable and supportable assumptions about conditions that will exist over the life of the asset. [IAS 38.22] The probability recognition criterion is always considered to be satisfied for intangible assets that are acquired separately or in a business combination. [IAS 38.33]

Para 25 of IAS 38 provides that the price an entity pays to acquire separately an intangible asset will reflect expectations about the probability that the expected future economic benefits embodied in the asset will flow to the entity. In other words, the entity expects there to be an inflow of economic benefits, even if there is uncertainty about the timing or the amount of the inflow. Therefore, the probability recognition criteria in Para 21(a) is always considered to be satisfied for separately acquired intangible assets. Para 26 of IAS 38 provides that the costs of a separately acquired intangible asset can usually be measured reliably. This is particularly so when the purchase consideration is in the form of cash or other monetary assets.

Development costs mainly relate to developed computer software programs. Such computer software programs that do not form an integral part of other related hardware is treated as an intangible asset. Development costs that are directly associated with development and acquisition of computer software programs by the Group are capitalized as intangible assets when the following criteria are met:

●	it is technically feasible to complete the computer software program so that it will be available for use;
●	management intends to complete the computer software program and use or sell it;
●	there is an ability to use or sell the computer software program;
●	it can be demonstrated how the computer software program will generate probable future economic benefits;
●	adequate technical, financial and other resources to complete the development and to use or sell the computer software programme are available; and
●	the expenditure attributable to the computer software program during its development can be reliably measured.

Direct costs include salaries and benefits for employees on engineering and technical teams who are responsible for building new computer software programs.

Expenditure that enhances or extends the performance of computer software programs beyond their original specifications and which can be reliably measured is added to the original cost of the software. Costs associated with maintaining computer software programs are recognized as an expense when incurred.

Completed development costs in progress are reclassified to internally developed intangible assets. These internally developed intangible assets are subsequently carried at cost less accumulated amortization and accumulated impairment losses. These costs are amortized to the consolidated statements of profit or loss and other comprehensive income using a straight-line method over their estimated useful lives. Development cost in progress is not amortized.

Intangible Assets

Separately purchased intangible assets are initially measured at cost. Intangible assets acquired in a business combination are recognized at fair value at the acquisition date. Subsequently, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any.

The useful lives of intangible assets are assessed as either finite or indefinite. Finite-life intangible assets are amortized on a written down basis over the period of their expected useful lives. Estimated useful lives by major class of finite-life intangible assets are as follow:

Customers acquisition	5 Years
Trademark/Copy rights	5 Years
Computer Software	5 Years
Commercial Rights	5-10 years

The amortization period and the amortization method for definite life intangible assets is reviewed annually.

For indefinite life intangible assets, the assessment of indefinite life is reviewed annually to determine whether it continues, if not, it is impaired or changed prospectively basis revised estimates.

Goodwill on acquisitions of subsidiaries represents the excess of (i) the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over (ii) the fair value of the identifiable net assets acquired. Goodwill on subsidiaries is recognized separately as intangible assets and carried at cost less accumulated impairment losses. These assets are not amortized but are tested for impairment annually.

Gains and losses on the disposal of subsidiaries include the carrying amount of goodwill relating to the entity sold.

IAS 38 requires an entity to recognize an intangible asset, whether purchased or self-created (at cost) if, and only if: [IAS 38.21]

a. it is probable that the future economic benefits that are attributable to the asset will flow to the entity; and

b. the cost of the asset can be measured reliably.

The probability of future economic benefits must be based on reasonable and supportable assumptions about conditions that will exist over the life of the asset. [IAS 38.22] The probability recognition criterion is always considered to be satisfied for intangible assets that are acquired separately or in a business combination. [IAS 38.33]

Para 25 of IAS 38 provides that the price an entity pays to acquire separately an intangible asset will reflect expectations about the probability that the expected future economic benefits embodied in the asset will flow to the entity. In other words, the entity expects there to be an inflow of economic benefits, even if there is uncertainty about the timing or the amount of the inflow. Therefore, the probability recognition criteria in Para 21(a) is always considered to be satisfied for separately acquired intangible assets. Para 26 of IAS 38 provides that the costs of a separately acquired intangible asset can usually be measured reliably. This is particularly so when the purchase consideration is in the form of cash or other monetary assets.

Development costs mainly relate to developed computer software programmes. Such computer software programmes that do not form an integral part of other related hardware is treated as an intangible asset. Development costs that are directly associated with development and acquisition of computer software programmes by the Group are capitalized as intangible assets when the following criteria are met:

●	it is technically feasible to complete the computer software programme so that it will be available for use;
●	management intends to complete the computer software programme and use or sell it;
●	there is an ability to use or sell the computer software programme;
●	it can be demonstrated how the computer software programme will generate probable future economic benefits;
●	adequate technical, financial and other resources to complete the development and to use or sell the computer software programme are available; and
●	the expenditure attributable to the computer software programme during its development can be reliably measured.

Direct costs include salaries and benefits for employees on engineering and technical teams who are responsible for building new computer software programmes.

Expenditure that enhances or extends the performance of computer software programmes beyond their original specifications and which can be reliably measured is added to the original cost of the software. Costs associated with maintaining computer software programmes are recognized as an expense when incurred.

Completed development costs in progress are reclassified to internally developed intangible assets. These internally developed intangible assets are subsequently carried at cost less accumulated amortization and accumulated impairment losses. These costs are amortized to the consolidated statements of profit or loss and other comprehensive income using a straight-line method over their estimated useful lives. Development cost in progress is not amortized.

Revenue

Revenue

Revenue is recognized based on the transfer of services to a customer for an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is measured at the fair value of consideration received or receivable taking into account the amount of discounts, rebates, outgoing taxes on sales.

To determine whether to recognize revenue, the Group follows a 5-step process:

1.	Identifying the contract with a customer
2.	Identifying the performance obligations
3.	Determining the transaction price
4.	Allocating the transaction price to the performance obligations
5.	Recognizing revenue when/as performance obligation(s) are satisfied

Further information about each source of revenue from contracts with customers and the criteria for recognition follows.

Subscription revenues

Subscription income includes subscription from subscribers. Revenue is recognized upon completion of services based on underlying subscription plan or agreements with the subscribers. Invoice for subscription revenue is raised on a monthly basis. These services are consumed by the client and their members in accordance with the service programs selected by the client included in the client services agreements.

Client service agreements are renewed on an annual bass and can be terminated based upon terms specified in the agreements.

Carriage/Placement/Marketing Incentive revenues

Carriage/Placement/Marketing Incentive fees are recognized upon completion of services based on agreements with the broadcasters.

Advertising revenues

Advertisement income is recognized when relevant advertisements are telecasted.

Goods and Service Tax on all income

The Company collects Goods and Service Tax (GST) on behalf of the government and, therefore, it is not an economic benefit flowing to the Company. Hence, it is excluded from revenue.

Revenue

Revenue is recognized based on the transfer of services to a customer for an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is measured at the fair value of consideration received or receivable taking into account the amount of discounts, rebates, outgoing taxes on sales.

To determine whether to recognize revenue, the Group follows a 5-step process:

1.	Identifying the contract with a customer

2.	Identifying the performance obligations

3.	Determining the transaction price

4.	Allocating the transaction price to the performance obligations

5.	Recognizing revenue when/as performance obligation(s) are satisfied

Further information about each source of revenue from contracts with customers and the criteria for recognition follows.

Subscription revenues

Subscription income includes subscription from subscribers. Revenue is recognized upon completion of services based on underlying subscription plan or agreements with the subscribers. Invoice for subscription revenue is raised on a monthly basis. These services are consumed by the client and their members in accordance with the service programs selected by the client included in the client services agreements.

Client service agreements are renewed on an annual bass and can be terminated based upon terms specified in the agreements.

Carriage/Placement/Consultancy Services/Marketing Incentive revenues

Carriage/Placement/ Consultancy Services/Marketing Incentive fees are recognized upon completion of services based on agreements with the broadcasters.

Advertising revenues

Advertisement income is recognized when relevant advertisements are telecasted.

Goods and Service Tax on all income

The Company collects Goods and Service Tax (“GST”) on behalf of the government and, therefore, it is not an economic benefit flowing to the Company. Hence, it is excluded from revenue.

Cost recognition

Cost recognition

Costs and expenses are recognized when incurred and have been classified according to their primary functions in the following categories:

Cost of revenue

Cost of revenue consists primarily of cost of materials consumed, broadcaster/subscription fees and leaseline charges. Costs of revenue are recognized when incurred and have been classified according to their primary function.

Other operating expenses

Other operating expenses consist primarily of general and administrative expenses like electricity, software running expenses, repairs and maintenance, travelling expenses etc.

Cost recognition

Costs and expenses are recognized when incurred and have been classified according to their primary functions in the following categories:

Cost of revenue

Cost of revenue consists primarily of cost of materials consumed, broadcaster/subscription fees and lease line charges. Costs of revenue are recognized when incurred and have been classified according to their primary function.

Other operating expenses

Other operating expenses consist primarily of general and administrative expenses like electricity, software running expenses, repairs and maintenance, travelling expenses etc.

Borrowing Costs

Borrowing Costs

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Borrowing Costs

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Provisions

Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognized for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as finance cost.

Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognized for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as finance cost.

Deferred Offering Costs

Deferred Offering Costs

Deferred Offering Costs consists of legal, accounting, underwriter’s fees, and other costs incurred through the balance date that are directly related to the proposed Initial Public Offering (IPO) and that would be charged to stockholder equity upon completion of the proposed IPO. Should the proposed IPO prove unsuccessful, deferred costs and additional expenses to be incurred would be charged to operations. There are no deferring offering costs for the period ended September 30, 2025 and for the year ended March 31, 2025.

Deferred Offering Costs

Deferred Offering Costs consists of legal, accounting, underwriter’s fees, and other costs incurred through the balance date that are directly related to the Company’s initial public offering (“IPO”) and that would be charged to stockholder equity upon completion of the IPO.  There is no deferring offering costs for the year ended March 31, 2025, March 31, 2024 and the year ended March 31, 2023.

Issued Capital	Issued Capital Common shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.	Issued Capital Common shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.
Dividends	Dividends Dividend distributions to the Group’s shareholders are recognized as a liability in the financial statements in the period in which the dividends are approved.	Dividends Dividend distributions to the Group’s shareholders are recognized as a liability in the financial statements in the period in which the dividends are approved.
Earnings per share

Earnings per share

Basic earnings per share

Basic earnings per share is calculated by dividing the profit attributable to the owners of Lytus Tech, excluding any costs of servicing equity other than common shares, by the weighted average number of common shares outstanding during the financial year, adjusted for bonus elements in common shares issued during the financial year.

Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential common shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential common shares.

Earnings per share

Basic earnings per share

Basic earnings per share is calculated by dividing the profit attributable to the controlling interest, excluding any costs of servicing equity other than common shares, by the weighted average number of common shares outstanding during the financial year, adjusted for bonus elements in common shares issued during the financial year.

Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after-income tax effect of interest and other financing costs associated with dilutive potential common shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential common shares.

Trade and other receivable

Trade and Other Receivable

Assessment as to whether the trade receivables and other receivables from Reachnet are impaired: When measuring Expected Credit Loss (ECL) of receivables and other receivables related to Reachnet the Group uses reasonable and supportable information, which is based on assumptions for the future movement of different economic drivers and how these drivers will affect each other. Probability of default constitutes a key input in measuring ECL. Probability of default is an estimate of the likelihood of default over a given time horizon, the calculation of which includes historical data, assumptions and expectations of future conditions.

The payment protocols with respect to the Telecast and OTT services are very closely regulated by the Ministry of Telecommunications along with other departments of the Government of India. The payment gateways reporting protocols for the cable industry are very robust, with most of the transactional interactions with the customers in this industry being subject to independent audits by the government. Payments processed online by customers electronically are reported promptly.

Trade and other receivable

Assessment as to whether the trade receivables: When measuring Expected Credit Loss (“ECL”) of receivables, the Group uses reasonable and supportable information, which is based on assumptions for the future movement of different economic drivers and how these drivers will affect each other. Probability of default constitutes a key input in measuring ECL. Probability of default is an estimate of the likelihood of default over a given time horizon, the calculation of which includes historical data, assumptions and expectations of future conditions.

The payment protocols with respect to the Telecast and OTT services are very closely regulated by India’s Ministry of Telecommunications along with other departments of the Government of India. The payment gateways reporting protocols for the cable industry are very robust, with most of the transactional interactions with the customers in this industry being subject to independent audits by the government. Payments processed online by customers electronically are reported promptly.

Segment Reporting

Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the executive committee whose members are responsible for allocating resources and assessing performance of the operating segments.

Segment Reporting

In accordance with IFRS 8 Operating Segments, the Company has determined that it operates in a single segment (i.e., cable services). Accordingly, no separate segment information is presented in the financial statements.

Corporate Information [Policy Text Block]

Corporate information

Lytus Technologies Holdings PTV. Ltd. (Reg. No. 2033207) (“Lytus Tech” or the “Company”) was incorporated on March 16, 2020 (date of inception) under the laws of the British Virgin Islands (BVI). On March 19, 2020, Lytus Tech acquired a wholly owned subsidiary in India, Lytus Technologies Private Limited (CIN U22100MH2008PTC182085) (“Lytus India”). On April 1, 2022, it acquired a majority shareholding (51%) in an Indian company, Lytus Sri Sai Networks Private Limited (formerly known Sri Sai cable and Broadband Private Limited) (CIN U74999TG2018PTC124509) (“Sri Sai” or “SSC”) and on January 1, 2023, it acquired a wholly owned subsidiary in United States, Lytus Technologies Inc. However, it has been deconsolidated effective April 1, 2023, and on October 30, 2020, it acquired 75% of voting equity interests of Global Health Sciences, Inc. (“GHSI”). However, it has been deconsolidated effective March 1, 2023.

The Company’s registered office is at Business Center 1, M Floor, The Meydan Hotel, Nad Al Sheba, Dubai, UAE. The Consolidated Condensed Interim Financial Statements comprise financial statements of the Company and its subsidiaries (together referred to as “the Group”).

On June 17, 2022, the Company consummated its initial public offering (“IPO”). The Company’s common shares had been previously listed on the Nasdaq Capital Market under the trading symbol “LYT”; however o n March 27, 2025, it received written notice (the “Notice”) from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) that in connection with the hearing on March 18, 2025, Nasdaq determined that the Company’s common shares would be delisted from Nasdaq (the “Decision”) due to the Company’s failure to comply with Nasdaq Listing Rule 5550(a)(2). Trading of the Company’s common shares were suspended at the opening of business on March 31, 2025 and on July 21, 2025 Nasdaq filed a Form 25 with the SEC withdrawing the registration of the common shares under Section 12(b) of the Securities Act. The shares of the Company are now traded at the OTCQB under the symbol “LYTHF”

Statement of compliance

Statement of compliance

The unaudited condensed consolidated interim financial statements have been prepared in accordance with IAS 34 – Interim Financial Reporting. The accompanying balance sheet and related notes to accounts as of September 30, 2025, are derived from audited financial statements of March 31, 2025, but these unaudited condensed consolidated interim financial statements do not include all of the financial information and footnotes required by IFRS for complete financial statements. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements, wherever applicable.

Reclassification:	Reclassification: Previous year/period figures have been regrouped and reclassified to conform with the current year classification